Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues, net	$ 390,164	$ 173,174	$ 681,602	$ 375,243	$ 817,898	$ 7,499
Cost of revenues	65,691	14,373	122,397	14,538	389,381	771
Gross profit	324,473	158,801	559,205	360,705	428,517	6,728
Operating expenses:
Selling and marketing expense	30,643	100,273	43,255	231,206	158,136	71,236
General and administrative expenses	345,052	256,296	705,375	541,200	1,060,340	348,509
Total operating expenses	375,695	356,569	748,630	772,406	1,218,476	419,745
Loss from operations	(51,222)	(197,768)	(189,425)	(411,701)	(789,959)	(413,017)
Other income:
Interest income	12	22	33	47	79	45
Other income	57		10,867		69,471	1
Total other income	69	22	10,900	47	69,550	46
Loss before income tax	(51,153)	(197,746)	(178,525)	(411,654)	(720,409)	(412,971)
Income tax expense	10,445		16,445
Net loss	$ (61,598)	$ (197,746)	$ (194,970)	$ (411,654)	$ (720,409)	$ (412,971)
Weighted average shares outstanding
Basic	29,995,000	29,950,000	29,995,000	29,950,000	29,995,000	29,995,000
Diluted	29,995,000	29,950,000	29,995,000	29,950,000	29,995,000	29,995,000
Loss per share
Basic	$ (0.0021)	$ (0.0066)	$ (0.0065)	$ (0.0137)	$ (0.0240)	$ (0.0138)
Diluted	$ (0.0021)	$ (0.0066)	$ (0.0065)	$ (0.0137)	$ (0.0240)	$ (0.0138)
Comprehensive income (loss):
Net loss	$ (61,598)	$ (197,746)	$ (194,970)	$ (411,654)	$ (720,409)	$ (412,971)
Other comprehensive income (loss):
Foreign currency translation income	(2,773)	(19,151)	(10,710)	(16,876)	3,562	2,608
Total comprehensive loss	$ (64,371)	$ (216,897)	$ (205,680)	$ (428,530)	$ (716,847)	$ (410,363)